SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - RSU's [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of RSU's
Outstanding as of beginning of year	2,013,613	1,599,296	1,245,889
Granted	1,105,155	1,159,881	977,667
Converted	(806,993)	(484,665)	(602,423)
Forfeited	(88,732)	(260,899)	(21,837)
Outstanding as of end of year	2,223,043	2,013,613	1,599,296
Weighted Average Fair Value
Outstanding as of beginning of year	$ 19.13	$ 22.27	$ 21.29
Granted	19.86	18.06	20.80
Converted	20.45	23.91	17.86
Forfeited	18.62	21.19	22.11
Outstanding as of end of year	$ 19.45	$ 19.13	$ 22.27